UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2006
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------
         This Amendment  (Check only one.):   [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz           Omaha, Nebraska                 May 12, 2006
--------------------------     -----------------------------    -------------
  Signature                      City, State                     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ----------------------

Form 13F Information Table Entry Total:                      59
                                                          ----------------------

Form 13F Information Table Value Total:                   $5,048,403
                                                          ----------------------
                                                          (thousands)

List of Other Included Managers: None

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WALLACE R. WEITZ & COMPANY                                              31-Mar-06
13F FILE NO. 28-3062

                                                         FORM 13F INFORMATION TABLE
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               COLUMN 1             COLUMN 2  COLUMN 3     COLUMN 4           COLUMN 5                 COLUMN 6  COLUMN 7   COLUMN 8
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                               TITLE OF                   VALUE              SHRS OR     SH/   PUT/  INVESTMENT   OTHER      VOTING
          NAME OF ISSUER       CLASS          CUSIP      (x$1000)            PRN AMT     PRN   CALL  DISCRETION  MANAGERS  AUTHORITY
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AMERICAN INTL GROUP INC        COM            026874107       162,095       2,452,635 SH             Sole        N/A        Shared
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ANHEUSER BUSCH COS INC         COM            035229103        70,588       1,650,400 SH             Sole        N/A        Shared
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APOLLO GROUP INC               CL A           037604105         7,824         149,000 SH             Sole        N/A         Sole
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AUTOZONE INC                   COM            053332102        12,620         126,590 SH             Sole        N/A         Sole
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BERKSHIRE HATHAWAY INC DEL     CL A           084670108       138,145           1,529 SH             Sole        N/A        Shared
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BERKSHIRE HATHAWAY INC DEL     CL B           084670207       335,657         111,440 SH             Sole        N/A         Sole
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CBS CORP NEW                   CL B           124857202        62,648       2,612,500 SH             Sole        N/A        Shared
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CABELAS INC                    COM            126804301        67,362       3,282,765 SH             Sole        N/A        Shared
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CAREER EDUCATION CORP          COM            141665109         6,951         184,240 SH             Sole        N/A         Sole
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CITIGROUP INC                  COM            172967101           708          15,000 SH             Sole        N/A         Sole
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COINSTAR INC                   COM            19259P300        18,404         710,290 SH             Sole        N/A         Sole
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COMCAST CORP NEW               CL A           20030N101       152,665       5,835,800 SH             Sole        N/A         Sole
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COMCAST CORP NEW               CL A SPL       20030N200       172,388       6,599,850 SH             Sole        N/A        Shared
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CONVERA CORP                   CL A           211919105         5,005         670,000 SH             Sole        N/A         Sole
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CORINTHIAN COLLEGES INC        COM            218868107        14,521       1,008,400 SH             Sole        N/A        Shared
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COST PLUS INC CALIF            COM            221485105         3,513         205,450 SH             Sole        N/A         Sole
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COUNTRYWIDE FINANCIAL CORP     COM            222372104       427,282      11,642,549 SH             Sole        N/A        Shared
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CUMULUS MEDIA INC              CL A           231082108        33,017       2,932,206 SH             Sole        N/A        Shared
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DAILY JOURNAL CORP             COM            233912104         4,698         116,000 SH             Sole        N/A         Sole
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DIAGEO P L C                   SPON ADR NEW   25243Q205           476           7,500 SH             Sole        N/A         Sole
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DISCOVERY HOLDING CO           CL A COM       25468Y107        66,905       4,460,308 SH             Sole        N/A         Sole
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EXPEDIA INC DEL                COM            30212P105       122,379       6,037,456 SH             Sole        N/A        Shared
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FEDERAL HOME LN MTG CORP       COM            313400301        52,980         868,520 SH             Sole        N/A        Shared
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FEDERAL NATL MTG ASSN          COM            313586109       255,821       4,977,065 SH             Sole        N/A        Shared
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FIRST DATA CORP                COM            319963104           796          17,000 SH             Sole        N/A         Sole
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FOREST CITY ENTERPRISES INC    CL A           345550107         2,150          45,600 SH             Sole        N/A         Sole
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HARRAHS ENTMT INC              COM            413619107        36,485         468,000 SH             Sole        N/A         Sole
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HILTON HOTELS CORP             COM            432848109        25,460       1,000,000 SH             Sole        N/A         Sole
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HOST MARRIOTT CORP NEW         COM            44107P104       151,940       7,100,000 SH             Sole        N/A         Sole
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HUDSON CITY BANCORP            COM            443683107        33,932       2,553,200 SH             Sole        N/A        Shared
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IAC INTERACTIVECORP            COM NEW        44919P300       116,183       3,942,400 SH             Sole        N/A        Shared
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ITT EDUCATIONAL SERVICES INC   COM            45068B109        12,490         195,000 SH             Sole        N/A         Sole
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INTELLIGENT SYS CORP NEW       COM            45816D100         2,024         883,999 SH             Sole        N/A         Sole
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LABORATORY CORP AMER HLDGS     COM NEW        50540R409        25,819         441,500 SH             Sole        N/A         Sole
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LEAP WIRELESS INTL INC         COM NEW        521863308         1,133          26,000 SH             Sole        N/A         Sole
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LIBERTY GLOBAL INC             COM SER A      530555101        56,088       2,740,000 SH             Sole        N/A         Sole
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LIBERTY GLOBAL INC             COM SER C      530555309       205,257      10,392,740 SH             Sole        N/A        Shared
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LIBERTY MEDIA CORP NEW         COM SER A      530718105       398,248      48,507,650 SH             Sole        N/A        Shared
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MOHAWK INDS INC                COM            608190104           646           8,000 SH             Sole        N/A         Sole
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MOLSON COORS BREWING CO        CL B           60871R209           706          10,285 SH             Sole        N/A         Sole
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NEWCASTLE INVT CORP            COM            65105M108        30,139       1,260,000 SH             Sole        N/A        Shared
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NEWS CORP                      CL A           65248E104       116,368       7,005,875 SH             Sole        N/A        Shared
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NORTH FORK BANCORPORATION NY   COM            659424105        25,947         900,000 SH             Sole        N/A         Sole
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OPTEUM INC                     CL A           68384A100         5,992         700,000 SH             Sole        N/A         Sole
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PEDIATRIX MED GROUP            COM            705324101           257           2,500 SH             Sole        N/A         Sole
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QWEST COMMUNICATIONS INTL IN   COM            749121109         1,605         236,000 SH             Sole        N/A         Sole
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REDWOOD TR INC                 COM            758075402       200,252       4,622,615 SH             Sole        N/A        Shared
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SIX FLAGS INC                  COM            83001P109        15,041       1,477,500 SH             Sole        N/A         Sole
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TELEPHONE & DATA SYS INC       COM            879433100        64,634       1,638,800 SH             Sole        N/A         Sole
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TELEPHONE & DATA SYS INC       SPL COM        879433860       150,298       3,981,400 SH             Sole        N/A        Shared
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TYCO INTL LTD NEW              COM            902124106       365,008      13,579,150 SH             Sole        N/A        Shared
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US BANCORP DEL                 COM NEW        902973304        76,772       2,517,100 SH             Sole        N/A        Shared
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UNITEDHEALTH GROUP INC         COM            91324P102         8,954         160,300 SH             Sole        N/A        Shared
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VIACOM INC NEW                 CL B           92553P201           388          10,000 SH             Sole        N/A         Sole
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WAL MART STORES INC            COM            931142103       272,186       5,761,775 SH             Sole        N/A        Shared
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WASHINGTON MUT INC             COM            939322103       168,524       3,954,100 SH             Sole        N/A        Shared
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WASHINGTON POST CO             CL B           939640108       237,841         306,200 SH             Sole        N/A         Sole
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WELLPOINT INC                  COM            94973V107        18,480         238,670 SH             Sole        N/A        Shared
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WELLS FARGO & CO NEW           COM            949746101        25,708         402,502 SH             Sole        N/A        Shared
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                             59                             5,048,403     183,743,354
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